Property and Equipment	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and equipment

8. Property and equipment

(1) Details property and equipment as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
	Acquisition price		Accumulated depreciation		Book amount
	(In millions of Korean won)
Computer and other equipment	~~W~~	5,671	~~W~~	(4,614)	~~W~~	1,057
Furniture and fixture		1,984		(1,541)		443
Leasehold improvements		1,291		(1,074)		217
Right-of-use assets		8,627		(3,681)		4,946
Total	~~W~~	17,573	W	(10,910)	W	6,663

	December 31, 2018
	Acquisition price		Accumulated depreciation		Book amount
		(In millions of Korean won)
Computer and other equipment	~~W~~	7,125	~~W~~	(6,237)	~~W~~	888
Furniture and fixture		1,924		(1,440)		484
Leasehold improvements		1,124		(998)		126
Total	~~W~~	10,173	~~W~~	(8,675)	~~W~~	1,498

(2) Changes in property and equipment for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Right-of-use assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	—	~~W~~	1,498
Adjustment from the introduction of IFRS 16		(199)						4,453		4,254
Acquisitions		711		211		163		2,637		3,722
Depreciation		(344)		(198)		(71)		(2,135)		(2,748)
Disposals		—		(58)		(2)		(15)		(75)
Foreign exchange differences		1		4		1		6		12
Ending balance	~~W~~	1,057	~~W~~	443	~~W~~	217	~~W~~	4,946	~~W~~	6,663

	2018
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Total
	(In millions of Korean won)
Beginning balance	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946
Acquisition		550		472		119		1,141
Depreciation		(297)		(133)		(115)		(545)
Disposal		(32)		(22)		(5)		(59)
Foreign exchange differences		13		2		—		15
Ending balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	1,498

	2017
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Total
	(In millions of Korean won)
Beginning balance	~~W~~	231	~~W~~	103	~~W~~	144	~~W~~	478
Acquisition		617		165		117		899
Depreciation		(174)		(103)		(98)		(375)
Disposal		—		(1)		(37)		(38)
Foreign exchange differences		(20)		1		1		(18)
Ending balance	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946

(3) Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	(In millions of Korean won)
Cost of revenues	~~W~~	1,795	~~W~~	260	~~W~~	182
Selling, general and administrative expenses		761		233		150
Research and development		192		52		43
Total	~~W~~	2,748	~~W~~	545	~~W~~	375

(4) As of the end of the reporting period, there are no property and equipment of the Group that are pledged as collateral for the Group’s debts.